Consolidated Statements of Operations - USD ($)	3 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenue	$ 22,129,973		$ 19,126,800		$ 87,147,429	$ 18,216,000
Cost of revenues	14,134,605		12,481,550		58,874,909	12,829,000
Gross profit	7,995,368		6,645,250		28,272,520	5,387,000
Operating expenses
Selling & Distribution	19,250		25,450		389,089	84,048
General & Administrative	4,287,754		3,203,268		9,638,541	6,933,036
Depreciation	701,090		565,170		2,416,972	1,129,622
Other operating Expenses					291,000
Total operating expenses	5,008,094		3,793,888		12,735,602	8,146,706
Profit/Loss from operations	2,987,274		2,851,362		15,536,918	(2,759,706)
Non-Operating expenses
Interest on convertible notes	43,005		12,446		77,093
Other Non-Operating expenses	165,872
Finance cost	1,141,365		407,800		5,412,407	412,021
Loss on License Agreement						104,550
Stock issued for Services					721,192
Loss on Currency						9
Total other expense	1,350,242		420,246		6,210,692	516,580
Non-Operating Income
Other Non-Operating Income	222,071				262,932	223,226
Gain on settlement & forgiveness of debt						457,071
Net Income (Loss)	1,859,103	[1]	2,431,116	[1]	9,589,158	(2,595,989)
Net Income Minority Interest	1,818,899		1,206,459		3,982,868	816,480
Net Income Parent	$ 40,204		$ 1,224,657		$ 5,606,290	$ (3,412,469)
Net profit per common share – basic and diluted (in Dollars per share)	$ 0.02	[1]	$ 0.02	[1]	$ 0.08	$ (0.03)
Weighted average common shares outstanding (in Shares)	118,283,503	[1]	102,290,302	[1]	104,251,541	95,372,013

[1]	Includes 250,000 issued warrants.